Income Tax - Reconciliation of income tax expenses and profit before tax at statutory tax rate (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
HK [Member]
Reconciliation Of Income Tax Expenses And Profit Before Tax At Statutory Tax Rate [Line Items]
Applicable tax rate	16.50%	16.50%	16.50%